Assets Held for Sale (Details) $ in Thousands		1 Months Ended					3 Months Ended					12 Months Ended
	Jul. 05, 2016 USD ($)	Nov. 30, 2016 JPY (¥)	Nov. 30, 2016 USD ($)	Oct. 31, 2016 JPY (¥)	Oct. 31, 2016 USD ($)	Feb. 28, 2016 USD ($)	Mar. 31, 2017 JPY (¥)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 29, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on asset sales												$ 32,816	$ 0	$ 0
Revenue												48,782
Proceeds from sale of assets, net cash transferred												851,582	0	0
Impairment charges										$ 7,698		7,698	0	0
Other current assets									$ 0	$ 71,761	$ 408	0	408		$ 79,459
Held-for-sale | San Jose Land Parcel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on asset sales						$ 5,242
Held-for-sale | London 2 data center in London, UK (LD2)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on asset sales	$ 27,945
Revenue												6,116	17,579	21,772
Net income												2,327	7,166	$ 9,218
Held-for-sale | Bit-isle
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue									0		0	0	0
Net income									$ 0		$ 0	$ 0	$ 0
Solar Power Assets | Bit-isle
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of assets, net cash transferred		¥ 2,500,000,000	$ 22,083	¥ 400,000,000	$ 3,816
Forecast | Solar Power Assets | Bit-isle
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of assets, net cash transferred							¥ 5,313,384,000	$ 45,483